Equity and Divestitures (Details) - shares		12 Months Ended
		Dec. 31, 2023	Jun. 30, 2024
Equity and Divestitures [Line Items]
Exchange ratio		Exchange Ratio of 0.145485724
Number of common shares reserved			3,884,371
Conversion of shares	[1]		32,506,781
Nuvini Ordinary Shares [Member]
Equity and Divestitures [Line Items]
Conversion of shares			28,622,410

[1]	The number of common shares include reserved shares to issue former Nuvini Shareholders totaling 3,884,371 shares as of June 30, 2024. The total issued Nuvini ordinary shares is 28,622,410 as of June 30, 2024.